Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Singapore ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.6%
Singapore Technologies Engineering Ltd.	5,972,000	$38,332,618
Banks — 31.6%
DBS Group Holdings Ltd.	4,496,550	188,353,659
Oversea-Chinese Banking Corp. Ltd.	2,646,050	37,802,097
United Overseas Bank Ltd.	1,450,500	38,073,294
		264,229,050
Broadline Retail — 18.7%
Sea Ltd., ADR(a)(b)	1,120,584	155,772,382
Capital Markets — 4.5%
Singapore Exchange Ltd.	2,859,877	37,291,792
Diversified REITs — 3.1%
CapitaLand Integrated Commercial Trust	14,315,801	26,002,537
Diversified Telecommunication Services — 4.6%
Singapore Telecommunications Ltd.	10,488,968	38,377,117
Food Products — 4.4%
Wilmar International Ltd.	14,778,500	37,017,471
Ground Transportation — 4.3%
Grab Holdings Ltd., Class A(a)(b)	6,570,827	35,811,007
Industrial Conglomerates — 4.6%
Keppel Ltd.	4,858,500	38,425,375
Industrial REITs — 4.6%
CapitaLand Ascendas REIT	17,493,994	37,996,453
Machinery — 4.5%
Yangzijiang Shipbuilding Holdings Ltd.(b)	14,561,200	37,721,514
Security	Shares	Value
Multi-Utilities — 4.3%
Sembcorp Industries Ltd.(b)	7,640,000	$36,207,297
Passenger Airlines — 4.5%
Singapore Airlines Ltd.(b)	7,411,367	37,148,790
Real Estate Management & Development — 1.4%
CapitaLand Investment Ltd./Singapore	5,844,900	11,971,583
Total Long-Term Investments — 99.7% (Cost: $667,658,424)		832,304,986
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(c)(d)(e)	15,675,893	15,683,731
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	350,000	350,000
Total Short-Term Securities — 1.9% (Cost: $16,033,731)		16,033,731
Total Investments — 101.6% (Cost: $683,692,155)		848,338,717
Liabilities in Excess of Other Assets — (1.6)%		(13,033,472)
Net Assets — 100.0%		$835,305,245

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,880,815	$—	$(18,196,785)(a)	$(299)	$—	$15,683,731	15,675,893	$12,449 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	190,000 (a)	—	—	—	350,000	350,000	5,767	—
				$(299)	$—	$16,033,731		$18,216	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Singapore ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	79	12/30/25	$2,706	$24,281
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Singapore Exchange Ltd.	Merrill Lynch International	$150,157	02/15/28	0.00%	SORA	Monthly	$3,711
Total long positions of equity swaps							3,711
Net dividends and financing fees							(1,326)
Total equity swap contracts including dividends and financing fees							$2,385

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$191,583,389	$640,721,597	$—	$832,304,986
Short-Term Securities
Money Market Funds	16,033,731	—	—	16,033,731
	$207,617,120	$640,721,597	$—	$848,338,717
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$27,992	$—	$27,992

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Singapore ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(1,326)	$—	$(1,326)
	$—	$26,666	$—	$26,666

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SORA	SGD - Overnight Rate Average